NICHOLAS-APPLEGATE FUND, INC.

Nicholas-Applegate Growth Equity Fund

____________________________________________________________

Supplement dated August 22, 2006 to the

Prospectus and Statement of Additional Information (SAI) dated March 1, 2006,

as previously supplemented

Jane Edmondson is a Portfolio Manager for the Fund. Messrs. Valeiras and Roemer continue to serve as portfolio managers for the Fund. Information with respect to Ms. Edmondson is set forth below:

The section of the Prospectus entitled “How the Fund is Managed – Portfolio Managers” is hereby revised by adding the following information with respect to Ms. Edmondson:

Jane Edmondson

Vice President, Portfolio Manager, Systematic

Jane Edmondson has responsibilities for portfolio management and research focusing on U.S. Systematic Mid and Large-Cap Growth. Prior to joining the U.S. Systematic team, Ms. Edmondson was an analyst in both the Institutional Marketing and Technology areas within NACM. She joined NACM in 1996 with five years prior experience as a financial consultant with Merrill Lynch, Pierce, Fenner & Smith. Ms. Edmondson earned her B.A. from the University of California, Irvine, and her M.B.A. in finance from San Diego State University. She has fifteen years of investment industry experience.

The section of the SAI entitled “Management and Advisory Arrangements – Information About the Portfolio Managers—Other Accounts” is hereby revised by adding the following information with respect to Ms. Edmondson:

Fund Name/Subadviser(s)	Portfolio Manager(s)	Registered Investment Companies/Total Assets*	Other Pooled Investment Vehicles/Total Assets*	Other Accounts**/Total Assets*
Nicholas-Applegate Growth Equity Fund Subadviser: Nicholas-Applegate Capital Management	Jane Edmondson	8 registered mutual funds with $982,000,000 in assets	1 other pooled investment vehicle with $122,000,000 in assets	67 other accounts with $1,538,500,000 in assets

The section of the SAI entitled “Management and Advisory Arrangements—Additional Information About the Portfolio Managers—Fund Ownership” is hereby revised by adding the following information with respect to Ms. Edmondson:

Fund Name/Subadviser(s)	Portfolio Manager(s)	Dollar Range
Nicholas-Applegate Growth Equity Fund Subadviser: Nicholas-Applegate Capital Management	Jane Edmondson	None

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